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(ING FUNDS LOGO)



March 8, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   ING SERIES FUND, INC. ("COMPANY")
      (File Nos. 033-41694; 811-06352)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Classes A, B and C Prospectus and Class I Prospectus and the Statement of Additional Information for Classes A, B, C and I and the Statement of Additional Information for Class O contained in Post-Effective Amendment No. 74 to the Company that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 74 to the Company's Registration Statement on Form N-1A.

      Please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2648 if you have any questions or comments.

                                    Regards,

                                    /s/Ernest J. C'DeBaca
                                    -----------------------
                                    Ernest J. C'DeBaca
                                    Counsel
                                    ING U.S. Legal Services


cc:  Philip H. Newman  Esq.
     Goodwin Procter LLP



7337 E. Doubletree Ranch Rd.      Tel: 480-477-3000         ING Investments, LLC
Scottsdale, AZ 85258-2034         Fax: 480-477-2700
                                  www.ingfunds.com